INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
Intangible assets are comprised of the following:

	Weighted-Average Remaining Estimated Useful Life	Gross Carrying Amount (1)	Accumulated Amortization (2)	Net Carrying Amount
	(In years)	(In thousands)
March 31, 2016:
Investment management contracts	2.1	$40,405	$37,527	$2,878
Referral arrangement	3.5	3,810	2,286	1,524
Non-compete agreements	2.0	1,284	917	367
Trade name	5.0	1,250	626	624
Total intangible assets		$46,749	$41,356	$5,393
December 31, 2015:
Investment management contracts	2.4	$71,113	$67,040	$4,073
Referral arrangement	3.8	3,810	2,096	1,714
Non-compete agreements	2.2	1,535	1,122	413
Trade name	5.2	1,250	593	657
Total intangible assets		$77,708	$70,851	$6,857

Explanatory Notes:
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(1)	Gross carrying amounts as of March 31, 2016 have been reduced to reflect fully impaired and amortized assets.

(2)	During the three months ended March 31, 2016 and 2015, the Company recorded amortization expense on its intangible assets of $0.9 million and $2.1 million, respectively.

Intangible assets are comprised of the following:

	Weighted-Average Remaining Estimated Useful Life	Gross Carrying Amount (1)	Accumulated Amortization (2)	Net Carrying Amount
	(In years)	(In thousands)
December 31, 2015:
Investment management contracts	2.4	$71,113	$67,040	$4,073
Referral arrangement	3.8	3,810	2,096	1,714
Non-compete agreements	2.2	1,535	1,122	413
Trade name	5.2	1,250	593	657
Total intangible assets		$77,708	$70,851	$6,857
December 31, 2014:
Investment management contracts	3.2	$72,941	$61,723	$11,218
Referral arrangement	4.8	3,810	1,334	2,476
Non-compete agreements	3.2	1,535	936	599
Trade name	6.3	1,250	469	781
Total intangible assets		$79,536	$64,462	$15,074

Explanatory Notes:
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(1)	Gross carrying amounts have been adjusted for impaired assets as of the date presented.

(2)	During the years ended December 31, 2015 and 2014, the Company recorded amortization expense on its intangible assets of $6.4 million and $10.1 million, respectively.

Schedule of expected amortization expense of the existing intangible assets	The following table presents expected amortization expense of the existing intangible assets:

(In thousands)
2016 (nine months remaining)	$1,651
2017	1,726
2018	1,449
2019	411
2020	125
Thereafter	31
$5,393
The following table presents expected amortization expense of the existing intangible assets:

(In thousands)
2016	$2,860
2017	1,929
2018	1,501
2019	411
2020	125
Thereafter	31
$6,857